Employee compensation and benefits - Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	£ (98)	£ (66)
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	910	459
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(1,008)	(525)
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(57)	(20)
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	910	459
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(967)	(479)
Healthcare Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(41)	(46)
Healthcare Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	0	0
Healthcare Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(41)	(46)
Total employee benefit liabilities (within ‘Accruals, deferred income and other liabilities’)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(172)	(117)
Total employee benefit assets (within ‘Prepayments, accrued income and other assets’)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	£ 74	£ 51